Revenue - Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenues	$ 1,945,391	$ 1,728,488	$ 1,880,332
Voyage expenses	423,677	409,617	153,766
Lease revenue [Member]
Disaggregation of Revenue [Line Items]
Operating Leases, Income Statement, Lease Revenue	1,554,883	1,322,259	1,580,029
Revenues	1,705,396	1,500,134	1,742,923
Sales-type Lease, Interest Income, Lease Receivable	51,676	41,963	49,275
Operating Lease, Variable Lease Income	50,024	39,233	64,920
Variable Lease, Payment	48,813	96,679	48,699
Time charters
Disaggregation of Revenue [Line Items]
Revenues	579,930	521,962	700,321
Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	917,954	710,441	169,344
Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	18,387	24,549	79,693
FPSO
Disaggregation of Revenue [Line Items]
Revenues	210,816	261,736	541,502
Net pool revenues
Disaggregation of Revenue [Line Items]
Revenues			145,001
Contracts of affreightment
Disaggregation of Revenue [Line Items]
Revenues			129,624
Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	218,304	209,800	114,847
Non-lease revenue
Disaggregation of Revenue [Line Items]
Revenues	239,995	228,354	137,409
Operating Segments | Teekay LNG
Disaggregation of Revenue [Line Items]
Revenues	601,256	510,762	432,676
Operating Segments | Teekay LNG | Liquefied Gas Carriers
Disaggregation of Revenue [Line Items]
Revenues	594,514	478,439	385,683
Operating Segments | Teekay LNG | Liquefied Gas Carriers | Time charters
Disaggregation of Revenue [Line Items]
Revenues	533,294	420,262	332,751
Operating Segments | Teekay LNG | Liquefied Gas Carriers | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	36,351	23,922	2,285
Operating Segments | Teekay LNG | Liquefied Gas Carriers | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	18,387	23,820	40,058
Operating Segments | Teekay LNG | Liquefied Gas Carriers | FPSO
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Operating Segments | Teekay LNG | Liquefied Gas Carriers | Net pool revenues
Disaggregation of Revenue [Line Items]
Revenues			0
Operating Segments | Teekay LNG | Liquefied Gas Carriers | Contracts of affreightment
Disaggregation of Revenue [Line Items]
Revenues			0
Operating Segments | Teekay LNG | Liquefied Gas Carriers | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	6,482	10,435	10,589
Operating Segments | Teekay LNG | Conventional Tankers
Disaggregation of Revenue [Line Items]
Revenues	6,742	32,323	46,993
Operating Segments | Teekay LNG | Conventional Tankers | Time charters
Disaggregation of Revenue [Line Items]
Revenues	6,742	17,405	39,171
Operating Segments | Teekay LNG | Conventional Tankers | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	0	14,591	6,709
Operating Segments | Teekay LNG | Conventional Tankers | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Operating Segments | Teekay LNG | Conventional Tankers | FPSO
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Operating Segments | Teekay LNG | Conventional Tankers | Net pool revenues
Disaggregation of Revenue [Line Items]
Revenues			0
Operating Segments | Teekay LNG | Conventional Tankers | Contracts of affreightment
Disaggregation of Revenue [Line Items]
Revenues			0
Operating Segments | Teekay LNG | Conventional Tankers | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	0	327	1,113
Operating Segments | Teekay Tankers | Conventional Tankers
Disaggregation of Revenue [Line Items]
Revenues	943,917	776,493	431,178
Operating Segments | Teekay Tankers | Conventional Tankers | Time charters
Disaggregation of Revenue [Line Items]
Revenues	17,495	59,976	112,100
Operating Segments | Teekay Tankers | Conventional Tankers | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	881,603	671,928	125,774
Operating Segments | Teekay Tankers | Conventional Tankers | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Operating Segments | Teekay Tankers | Conventional Tankers | FPSO
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Operating Segments | Teekay Tankers | Conventional Tankers | Net pool revenues
Disaggregation of Revenue [Line Items]
Revenues			139,936
Operating Segments | Teekay Tankers | Conventional Tankers | Contracts of affreightment
Disaggregation of Revenue [Line Items]
Revenues			0
Operating Segments | Teekay Tankers | Conventional Tankers | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	44,819	44,589	53,368
Operating Segments | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues	413,806	451,659	303,566
Operating Segments | Teekay Parent | Conventional Tankers
Disaggregation of Revenue [Line Items]
Revenues			5,065
Operating Segments | Teekay Parent | Conventional Tankers | Time charters
Disaggregation of Revenue [Line Items]
Revenues			0
Operating Segments | Teekay Parent | Conventional Tankers | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues			0
Operating Segments | Teekay Parent | Conventional Tankers | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues			0
Operating Segments | Teekay Parent | Conventional Tankers | FPSO
Disaggregation of Revenue [Line Items]
Revenues			0
Operating Segments | Teekay Parent | Conventional Tankers | Net pool revenues
Disaggregation of Revenue [Line Items]
Revenues			5,065
Operating Segments | Teekay Parent | Conventional Tankers | Contracts of affreightment
Disaggregation of Revenue [Line Items]
Revenues			0
Operating Segments | Teekay Parent | Conventional Tankers | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues			0
Operating Segments | Teekay Parent | Offshore Production
Disaggregation of Revenue [Line Items]
Revenues	210,816	261,736	209,394
Operating Segments | Teekay Parent | Offshore Production | Time charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Operating Segments | Teekay Parent | Offshore Production | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Operating Segments | Teekay Parent | Offshore Production | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Operating Segments | Teekay Parent | Offshore Production | FPSO
Disaggregation of Revenue [Line Items]
Revenues	210,816	261,736	209,394
Operating Segments | Teekay Parent | Offshore Production | Net pool revenues
Disaggregation of Revenue [Line Items]
Revenues			0
Operating Segments | Teekay Parent | Offshore Production | Contracts of affreightment
Disaggregation of Revenue [Line Items]
Revenues			0
Operating Segments | Teekay Parent | Offshore Production | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Operating Segments | Teekay Parent | Teekay Parent | Time charters
Disaggregation of Revenue [Line Items]
Revenues	33,961	33,737
Operating Segments | Teekay Parent | Teekay Parent | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	0	0
Operating Segments | Teekay Parent | Teekay Parent | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	0	0
Operating Segments | Teekay Parent | Teekay Parent | FPSO
Disaggregation of Revenue [Line Items]
Revenues	0	0
Operating Segments | Teekay Parent | Teekay Parent | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	169,029	156,186
Operating Segments | Teekay Parent | Other
Disaggregation of Revenue [Line Items]
Revenues	202,990	189,923	89,107
Operating Segments | Teekay Parent | Other | Time charters
Disaggregation of Revenue [Line Items]
Revenues			41,734
Operating Segments | Teekay Parent | Other | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues			0
Operating Segments | Teekay Parent | Other | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues			0
Operating Segments | Teekay Parent | Other | FPSO
Disaggregation of Revenue [Line Items]
Revenues			0
Operating Segments | Teekay Parent | Other | Net pool revenues
Disaggregation of Revenue [Line Items]
Revenues			0
Operating Segments | Teekay Parent | Other | Contracts of affreightment
Disaggregation of Revenue [Line Items]
Revenues			0
Operating Segments | Teekay Parent | Other | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues			47,373
Operating Segments | Teekay Offshore
Disaggregation of Revenue [Line Items]
Revenues	0	0	796,711
Operating Segments | Teekay Offshore | Offshore Production
Disaggregation of Revenue [Line Items]
Revenues			796,711
Operating Segments | Teekay Offshore | Offshore Production | Time charters
Disaggregation of Revenue [Line Items]
Revenues			231,950
Operating Segments | Teekay Offshore | Offshore Production | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues			34,576
Operating Segments | Teekay Offshore | Offshore Production | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues			68,453
Operating Segments | Teekay Offshore | Offshore Production | FPSO
Disaggregation of Revenue [Line Items]
Revenues			332,108
Operating Segments | Teekay Offshore | Offshore Production | Net pool revenues
Disaggregation of Revenue [Line Items]
Revenues
Operating Segments | Teekay Offshore | Offshore Production | Contracts of affreightment
Disaggregation of Revenue [Line Items]
Revenues			129,624
Operating Segments | Teekay Offshore | Offshore Production | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues			0
Intersegment Eliminations
Disaggregation of Revenue [Line Items]
Revenues	(13,588)	(10,426)	(83,799)
Intersegment Eliminations | Time charters
Disaggregation of Revenue [Line Items]
Revenues	(11,562)	(9,418)	(57,385)
Intersegment Eliminations | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Intersegment Eliminations | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	0	729	(28,818)
Intersegment Eliminations | FPSO
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Intersegment Eliminations | Net pool revenues
Disaggregation of Revenue [Line Items]
Revenues			0
Intersegment Eliminations | Contracts of affreightment
Disaggregation of Revenue [Line Items]
Revenues			0
Intersegment Eliminations | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	(2,026)	(1,737)	2,404
Intersegment Eliminations | Teekay LNG | Liquefied Gas Carriers
Disaggregation of Revenue [Line Items]
Revenues	11,562	9,418	36,358
Intersegment Eliminations | Teekay Tankers | Conventional Tankers
Disaggregation of Revenue [Line Items]
Revenues	(1,979)	(1,689)	0
Intersegment Eliminations | Teekay Offshore
Disaggregation of Revenue [Line Items]
Revenues	0	0	34,232
Non-lease Component [Member] | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	218,304	209,800	114,847
Non-lease Component [Member] | Non-lease revenue
Disaggregation of Revenue [Line Items]
Revenues	$ 21,691	18,554	$ 22,562
Accounting Standards Update 2014-09 | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues		292,600
Voyage expenses		$ (292,600)